LOANS AND OTHER FINANCING (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure of loans and other financing [abstract]
Summary of Net Loans and Other Financing
The composition of the Loans and Other Financing portfolio as of period closing is detailed below:

Item	09.30.24	12.31.23
Non-Financial Public Sector	2,425,675	928,980
Argentine Central Bank	—	82,237
Financial Institutions	74,993,557	55,028,589
Loans	74,993,557	55,028,589
Non-Financial Private Sector and Residents Abroad	9,084,432,122	6,422,064,286
Loans	8,897,489,134	6,195,776,833
Advances	317,408,877	241,596,034
Overdrafts	2,300,276,374	1,418,845,984
Mortgage	117,391,819	76,431,093
Pledges	154,260,883	90,897,588
Personal	1,113,923,080	515,494,913
Credit cards	4,280,617,920	3,440,923,015
Other Loans	257,677,561	100,050,011
Accrued Interest, Adjustments and Exchange Rate Differences on Foreign	376,093,686	337,843,627
Documented Interests	(20,161,066)	(26,305,432)
Finance Leases	17,153,812	12,887,521
Other Financing	169,789,176	213,399,932
Less: Allowances	(434,154,378)	(268,459,417)
Total	8,727,696,976	6,209,644,675